Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2025
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities

8.	Accounts payable and accrued liabilities:

	September 30,	December 31,
	2025	2024

Accounts payable	$1,386	$2,614
Accrued liablities	1,278	2,182
VAT payable	11	30
	$2,675	$4,826

During the third quarter of 2024, the Company executed a supplier financing arrangement with a financing company in Canada to finance vendor invoices. Interest accrued at 6.69% annualized and payment was due within 150 days. The amount owed at September 30, 2025, was $Nil (December 31, 2024 – $211) and was included in accounts payable and accrued liabilities.